LOANS AND PAYMENT PLAN RECEIVABLES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Loans [Abstract]
Total Loans		$ 1,515,050	$ 1,409,962
Net of deferred loan fees		2,200	1,000
Payment plan receivables		36,900	42,600
Unamortized discount		$ 2,300	$ 2,600
Effective yields of payment plan receivables		13.00%	14.00%
Single-family Residential Loans [Member]
Loans [Abstract]
Mortgage loans purchased		$ 32,600
Mortgage loans, servicing fee percentage		0.25%
Weighted average interest rate		3.94%
Weighted average remaining contractual maturity		344 months
Real Estate [Member] | Residential First Mortgages [Member]
Loans [Abstract]
Total Loans	[1]	$ 432,215	$ 411,423
Real Estate [Member] | Residential Home Equity and Other Junior Mortgages [Member]
Loans [Abstract]
Total Loans	[1]	106,297	108,162
Real Estate [Member] | Construction and Land Development [Member]
Loans [Abstract]
Total Loans	[1]	62,629	54,644
Real Estate [Member] | Other [Member]
Loans [Abstract]
Total Loans	[1],[2]	498,706	447,837
Commercial [Member]
Loans [Abstract]
Total Loans		180,424	186,875
Consumer [Member]
Loans [Abstract]
Total Loans		193,350	154,591
Payment Plan Receivables [Member]
Loans [Abstract]
Total Loans		34,599	40,001
Agricultural [Member]
Loans [Abstract]
Total Loans		$ 6,830	$ 6,429

[1]	Includes both residential and non-residential commercial loans secured by real estate.
[2]	Includes loans secured by multi-family residential and non-farm, non-residential property.